35) Supplementary pension plans (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Member]
(i) Projected benefit obligations:
At the beginning of the year		R$ 3,065,146	R$ 2,530,590
Cost of current service		546	179
Interest cost		212,033	224,508
Participant's contribution		556	819
Actuarial gain/(loss)	[1]	123,504	516,333
Past service cost - plan changes			(3,920)
Early elimination of obligations			0
Benefit paid		(219,657)	(203,363)
At the end of the year		3,182,128	3,065,146
(ii) Plan assets at fair value:
At the beginning of the year		2,716,865	2,363,009
Balance from an acquired institution
Expected earnings		187,531	209,252
Actuarial gain/(loss)	[1]	59,071	332,368
Contributions received:
Employer		15,150	14,763
Employees		556	819
Benefit paid		(219,428)	(203,346)
At the end of the year		2,759,745	2,716,865
(iii) Changes in the unrecoverable surplus
At the beginning of the year		36,155	54,025
Interest on irrecoverable surplus		2,736	4,981
Change in irrecoverable surplus	[1]	(38,581)	(22,851)
At the end of the year		310	36,155
(iv) Financed position:
Deficit plans	[2]	422,693	384,436
Net balance		422,693	384,436
Other Post Employment Benefits [Member]
(i) Projected benefit obligations:
At the beginning of the year		917,870	669,093
Cost of current service			0
Interest cost		66,772	60,185
Participant's contribution			0
Actuarial gain/(loss)	[1]	13,671	224,683
Past service cost - plan changes			0
Early elimination of obligations			(1,613)
Benefit paid		(31,883)	(34,478)
At the end of the year		966,430	917,870
(ii) Plan assets at fair value:
At the beginning of the year		0	0
Balance from an acquired institution
Expected earnings		0	0
Actuarial gain/(loss)	[1]	0	0
Contributions received:
Employer		0	0
Employees		0	0
Benefit paid		0	0
At the end of the year		0	0
(iii) Changes in the unrecoverable surplus
At the beginning of the year		0	0
Interest on irrecoverable surplus		0	0
Change in irrecoverable surplus	[1]	0	0
At the end of the year		0	0
(iv) Financed position:
Deficit plans	[2]	966,430	917,870
Net balance		R$ 966,430	R$ 917,870

[1]	In the year ended December 31, 2020, the remeasurement effects recognized in Shareholders' Equity, in Other Comprehensive Income totaled R$ 21,593 thousand (2019 - R$ 212,188 thousand), net of tax effects;
[2]	Bradesco and its subsidiaries, as sponsors of said plans, considering an economic and actuarial study, calculated their actuarial commitments and recognize in their financial statements the actuarial obligation due;